INVESTMENTS IN REHABILITATION OBLIGATION FUNDS	12 Months Ended
Jun. 30, 2018
Disclosure of investments in rehabilitation obligation funds [Abstract]
Disclosure of investments in rehabilitation obligation funds [text block]

11

INVESTMENTS IN REHABILITATION OBLIGATION FUNDS

ACCOUNTING POLICIES

Cash and cash equivalents in environmental rehabilitation trust funds

Cash and cash equivalents in environmental rehabilitation trust funds comprise low-risk, interest-bearing cash and cash equivalents and are non-derivative financial assets categorised as loans and receivables.

Reimbursive right for environmental rehabilitation guarantees

Funds held in the cell captive that secure the environmental rehabilitation guarantees issued are recognised as a right to receive a reimbursement and is measured at the lower of the amount of the consolidated environmental rehabilitation liability recognised and the consolidated fair value of the fund assets.

Changes in the carrying value of the fund assets, other than those resulting from contributions and payments, are recognised in finance income.

Funding of environmental rehabilitation activities (refer note 10)

Ongoing rehabilitation expenditure and environmental rehabilitation payments to reduce the environmental rehabilitation obligations are mostly funded by cash generated from operations. In addition, contributions have been made to an environmental rehabilitation trust and a cell captive for the sole use of future environmental rehabilitation payments.

Guardrisk Insurance Company Limited ("Guardrisk") issued guarantees amounting to R427.3 million (2017: R427.3 million) to the Department of Mineral Resources ("DMR") on behalf of DRDGOLD related to the environmental obligations. The funds in the cell captive serves as collateral for these guarantees.

Amounts in R million	Note	2018	2017

Cash and cash equivalents in environmental rehabilitation trust funds		118.0	110.5
Opening balance		110.5	93.8
Transferred from non-current assets held-for-sale	23	-	9.9
Growth	6	7.5	6.8

Reimbursive right for environmental rehabilitation guarantees		126.0	117.2
Opening balance		117.2	108.3
Growth	6	8.8	8.9

		244.0	227.7

CREDIT RISK

The Group is exposed to credit risk on the total carrying value of the investments held in the environmental rehabilitation trust funds.

The Group manages its exposure to credit risk by diversifying these investments across a number of major financial institutions, as well as investing funds in low-risk, interest-bearing cash and cash equivalents.

MARKET RISK

Interest rate risk

A change of 100 basis points (bp) in interest rates at the reporting date would have increased/(decreased) equity and profit/(loss) by the amounts shown below. This analysis assumes that all other variables, in particular the balance of the funds, remain constant. The analysis excludes income tax.

Amounts in R million	2018	2017

100bp increase	1.2	1.1
100bp (decrease)	(1.2)	(1.1)

FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of the cash and cash equivalents in the environmental rehabilitation trust funds approximate their carrying value due to their short-term maturities.